COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Lease expense	$ 4,012,062	$ 4,166,690	$ 4,935,635
Future minimum lease payments
2015	2,900,899
2016	1,723,674
2017	1,089,066
2018	640,595
2019	438,590
Thereafter	5,883,924
Total	$ 12,676,748